SHARE CAPITAL AND RESERVES - Shares placed in escrow (Details) - shares			12 Months Ended
	Jun. 17, 2021	Mar. 05, 2021	Nov. 30, 2021
Southern Cliff Brands Inc
Number of common shares placed in escrow			201,351
Number of Common shares released from Escrow			28,764
LYF
Number of common shares placed in escrow		328,205	755,555
GR
Number of common shares placed in escrow	1,434,767		1,434,767